Consolidated statements of changes in equity - USD ($) $ in Thousands	Common shares Issued capital	Preference shares Issued capital	Contributed surplus	Reserves	Treasury shares	(Accumulated deficit)/retained earnings	Attributable to owners of the Group	Non-controlling interests	Total
Balance at beginning of the year at Dec. 31, 2020	$ 954	$ 46	$ 759,822	$ 18,667	$ (1,340)	$ (132,780)	$ 645,369	$ 951,768	$ 1,597,137
Net proceeds from GasLog Partners' public offerings of common units (Note 4)								9,633	9,633
Repurchases of GasLog Partners' preference units (Note 4)								(18,388)	(18,388)
Dividend declared (common and preference shares) (Notes 4 and 12)			(67,286)				(67,286)	(31,236)	(98,522)
Share-based compensation, net of accrued dividend (Note 22)				3,351			3,351		3,351
Settlement of share-based compensation				(6,535)	$ 1,340		(5,195)		(5,195)
Profit for the year						67,663	67,663	12,853	80,516
Other comprehensive (loss)/income for the year				(161)			(161)		(161)
Total comprehensive (loss)/income for the year				(161)		67,663	67,502	12,853	80,355
Balance at the end of the year at Dec. 31, 2021	954	46	692,536	15,322		(65,117)	643,741	924,630	1,568,371
Repurchases of GasLog Partners' preference units (Note 4)								(49,244)	(49,244)
Dividend declared (common and preference shares) (Notes 4 and 12)			(33,648)			(33,648)	(67,296)	(28,442)	(95,738)
Share-based compensation, net of accrued dividend (Note 22)				758			758		758
Profit for the year						207,450	207,450	89,797	297,247
Other comprehensive (loss)/income for the year				384			384		384
Total comprehensive (loss)/income for the year				384		207,450	207,834	89,797	297,631
Balance at the end of the year at Dec. 31, 2022	954	46	658,888	16,464		108,685	785,037	936,741	1,721,778
Repurchases of GasLog's preference shares (Note 11)		(1)	(1,439)				(1,440)		(1,440)
Dividend declared (common and preference shares) (Notes 4 and 12)						(76,698)	(76,698)	(146,124)	(222,822)
Merger consideration, including fees (Notes 4 and 11)			(3,319)				(3,319)	(194,261)	(197,580)
Merger transaction - difference between net book value of acquired subsidiary and consideration paid (Note 11)			383,747				383,747	(383,747)
Share-based compensation, net of accrued dividend (Note 22)				463			463		463
Settlement of share-based compensation				(1,486)			(1,486)		(1,486)
Partial redemption of GasLog's preference shares, net of fees (Note 11)		(43)	(108,569)				(108,612)		(108,612)
Profit for the year						128,845	128,845	67,458	196,303
Other comprehensive (loss)/income for the year				(205)			(205)		(205)
Total comprehensive (loss)/income for the year				(205)		128,845	128,640	67,458	196,098
Balance at the end of the year at Dec. 31, 2023	$ 954	$ 2	$ 929,308	$ 15,236		$ 160,832	$ 1,106,332	$ 280,067	$ 1,386,399